Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of basic and diluted EPS	The table below sets forth the computation of basic and diluted EPS:

	Year ended December 31
	2023	2022	2021
Basic EPS Calculation
Earnings available to common stockholders - Basic*	$21,369	$35,465	$15,625
Weighted-average number of common shares outstanding	1,873	1,931	1,916
Add: Deferred awards held as stock units	—	—	—
Total weighted-average number of common shares outstanding	1,873	1,931	1,916
Earnings per share of common stock - Basic	$11.41	$18.36	$8.15
Diluted EPS Calculation
Earnings available to common stockholders - Diluted*	$21,369	$35,465	$15,625
Weighted-average number of common shares outstanding	1,873	1,931	1,916
Add: Deferred awards held as stock units	—	—	—
Add: Dilutive effect of employee stock-based awards	7	9	4
Total weighted-average number of common shares outstanding	1,880	1,940	1,920
Earnings per share of common stock - Diluted	$11.36	$18.28	$8.14
*	There was no effect of dividend equivalents paid on stock units or dilutive impact of employee stock-based awards on earnings.